Acquisitions - Allocation of Total Consideration (Details) (USD $) In Thousands, unless otherwise specified				0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 16, 2012 Ydon Holdings, Ltd. (CASEE) [Member]	Nov. 14, 2011 Mobile Interactive Group, Ltd. [Member]	Oct. 04, 2011 Air2Web, Inc. [Member]	Jan. 16, 2012 Customer Relationships [Member] Ydon Holdings, Ltd. (CASEE) [Member]	Nov. 14, 2011 Customer Relationships [Member] Mobile Interactive Group, Ltd. [Member]	Oct. 04, 2011 Customer Relationships [Member] Air2Web, Inc. [Member]	Jan. 16, 2012 Trademark and trade name [Member] Ydon Holdings, Ltd. (CASEE) [Member]	Nov. 14, 2011 Trademark and trade name [Member] Mobile Interactive Group, Ltd. [Member]	Oct. 04, 2011 Trademark and trade name [Member] Air2Web, Inc. [Member]	Nov. 14, 2011 Noncompete Agreements [Member] Mobile Interactive Group, Ltd. [Member]	Jan. 16, 2012 Developed Technology [Member] Ydon Holdings, Ltd. (CASEE) [Member]	Nov. 14, 2011 Developed Technology [Member] Mobile Interactive Group, Ltd. [Member]	Oct. 04, 2011 Developed Technology [Member] Air2Web, Inc. [Member]
Net assets acquired (liabilities assumed):
Cash and cash equivalents				$ 1,456	$ 9,307	$ 600
Accounts receivable and other current assets				1,213	40,076	5,947
Property and equipment				97	859	1,221
Trade and other liabilities				(2,170)	(48,389)	(5,273)
Net assets acquired				596	1,853	2,495
Intangible assets acquired							390	17,110	1,920	2,490	580	110	3,131	3,020	11,140	4,180
Goodwill	70,498	52,956	18,451	17,741	25,727	10,193
Deferred tax liability				(1,468)	(8,310)
Value of assets, net of deferred tax liabilities				22,769	51,231	18,898
Purchase price:
Cash				8,400	25,170	18,898
Deferred consideration					10,000
Contingent consideration				6,360	16,061
Fair value of previously held interest				8,009
Total consideration				$ 22,769	$ 51,231